UNBILLED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Unbilled revenue	$ 580	[1]	$ 169	[1]
Unbilled Revenues [Member]
Unbilled revenue	$ 580		$ 169

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).